Concentration, risks, and uncertainties	12 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Concentration, risks, and uncertainties

Note 18 – Concentration, risks, and uncertainties

a)	Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, and accounts receivable arising from its normal business activities.

The Company is exposed to credit risks associated with deposits held in financial institutions. Deposits in financial institutions in excess of the insurance limits set by local authorities may be at risk in the event of a financial institution’s default. The Company regularly assesses and monitors credit risks associated with its deposit accounts and takes appropriate measures to mitigate potential losses.

The Company evaluates customer creditworthiness and maintains an allowance for expected credit losses. While the Company believes its allowance adequately covers estimated credit risks, certain long-outstanding receivables present heightened collection risks that may exceed the current allowance. The Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowance is limited. However, prolonged delinquencies could result in additional allowances or write-offs in future periods.

b)	Foreign currency exchange rate risk

The functional currencies of the Company’s subsidiaries include RM and SGD. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, accounts receivable and accounts payable. Any significant fluctuation of the functional currencies against the U.S. dollar may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position.

c)	Liquidity risk

The Company is exposed to liquidity risk, which is the risk that it may encounter difficulties in meeting its financial obligations as they become due. The Company manages this risk by maintaining adequate levels of cash and cash equivalents, monitoring cash flows, and maintaining access to financing sources.

As of June 30, 2026, the Company had a working capital deficit of $26,530,542 and, for the year then ended, incurred a net loss of $19,140,172. Despite this, the Company believes that it can meet all its financial obligations as they become due in the foreseeable future. This conclusion is based on a detailed assessment of the Company’s financial position, forecast, and plans up to the date of approval of these financial statements.

Key considerations in this assessment include:

●	The Company maintained cash and cash equivalents of $3,990,771 as of June 30, 2026.
●	The Company’s payment history and long-standing relationships suggest that trade facilities amounting to approximately $86,074,981 and supplier purchasing limits of $15,055,548 will remain available for the next 12 months.
●	As of June 30, 2026, the Company had balances of available trade facilities amounting to $5,755,137 to support its operational needs.
●	Repayment arrangements entered into by Tumpuan Megah with certain major trade receivable counterparties, under which outstanding balances totaling $20,358,225 are scheduled to be repaid in monthly installments over 60-month periods, commencing between November 2026 and February 2027 and ending between October 2030 and January 2032. In assessing liquidity, management considered the installments expected to be collected during the 12-month period following the issuance date, together with subsequent collections and other information relevant to the counterparties’ ability to make the scheduled payments.

Prior to the consummation of the initial public offering on April 22, 2025, the Company’s principal sources of liquidity to finance its operating activities were working capital, trade financing from financial institutions, supplier credit financing and cash generated from operations.

On April 22, 2025, the Company consummated its initial public offering on the NYSE American. In this offering, 3,100,000 Class A ordinary shares were issued at a price of $3.25 per share. In addition, the Company entered into an underwriting agreement with the underwriter on April 21, 2025, which granted the underwriter a 45-day option to purchase up to an additional 465,000 Class A ordinary shares at the public offering price of $3.25 per share to cover any over-allotment. Subsequently, on April 22, 2025, the underwriter exercised the over-allotment option in full, purchasing an additional 465,000 Class A ordinary shares at the public offering price of $3.25 per share. The initial public offering closed on April 22, 2025 and the exercise of the over-allotment option closed on April 24, 2025, with gross proceeds totaling $11,586,250, before deducting underwriting discounts and offering expenses.

The Company believes that its existing cash resources, anticipated cash flows from operations, available trade facilities and supplier purchasing limits, together with contractual collections expected under the repayment arrangements described above, will be sufficient to meet and fund its anticipated operating working capital and capital expenditure requirements for at least the next 12 months from the date of issuance of these consolidated financial statements. This assessment does not depend on the completion of any planned financing.

If the Company experiences an adverse operating environment or incurs unanticipated capital expenditure requirements, or if the Company determines to accelerate its growth, then additional financing may be required. No assurance can be given, however, that such financing would be available at all or on favorable terms. Additional financing may include the use of debt, credit facilities from financial institutions, or the sale of equity or instruments convertible into equity securities, whether by the Company or its ultimate holding company. Any issuance of additional equity could result in immediate and possibly significant dilution to its existing shareholders, while incurrence of debt would increase fixed obligations and could result in operating covenants that could restrict its operations.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 18 – Concentration, risks, and uncertainties (Continued)

d)	Environment risk

The Company is subject to numerous local and international environmental laws and regulations as its operations involve the risks of fuel spillage or seepage, environmental damage and hazardous waste disposal which subsequently could result in substantial claims, fines or penalties that could have a material adverse effect on the Company’s business and operating results. To mitigate any possible environmental and financial impact, the Company implements stringent standard operating procedures and policies throughout its bunkering and vessel operations.

e)	Concentration risk

Customers

For the year ended June 30, 2026, Customer A, Customer B, Customer C and Customer D accounted for 92.83%, 0.70%, 0.28% and nil of the Company’s revenues, respectively. As of June 30, 2026, these customers accounted for 43%, 28%, 15% and 13% of the Company’s accounts receivable, respectively.

For the six months ended June 30, 2025, Customer A, Customer B, Customer C and Customer D accounted for 91.43%, 0.72%, 0.71% and nil of the Company’s revenues, respectively. As of June 30, 2025, these customers accounted for 33%, 26%, 19% and 19% of the Company’s accounts receivable, respectively.

For the year ended December 31, 2024, Customer A, Customer B, Customer C and Customer D accounted for 92.43%, 1.03%, 1.42% and 0.86% of the Company’s revenues, respectively. As of December 31, 2024, these customers accounted for 13%, 32%, 23% and 30% of the Company’s accounts receivable, respectively.

For the year ended December 31, 2023, Customer A and Customer B accounted for 92.66% and 1.66% of the Company’s revenues, respectively. As of December 31, 2023, these customers accounted for 44% and 36% of the Company’s accounts receivable, respectively.

Suppliers

For the year ended June 30, 2026, Supplier A, Supplier B and Supplier C accounted for 61.40%, 13.76% and 3.85% of the Company’s total cost of revenues, respectively. As of June 30, 2026, these suppliers accounted for 58%, 17% and 15% of the Company’s accounts payable, respectively.

For the six months ended June 30, 2025, Supplier A, Supplier D and Supplier B accounted for 71.81%, 2.71% and 1.37% of the Company’s total cost of revenues, respectively. As of June 30, 2025, these suppliers accounted for 33%, 38% and 26% of the Company’s accounts payable, respectively.

For the year ended December 31, 2024, Supplier A, Supplier E and Supplier D accounted for 79.59%, 2.56% and 1.19% of the Company’s total cost of revenues, respectively. As of December 31, 2024, these suppliers accounted for 39%, 38% and 19% of the Company’s accounts payable, respectively.

For the year ended December 31, 2023, Supplier A and Supplier E accounted for 46.01% and 36.26% of the Company’s total cost of revenues, respectively. As of December 31, 2023, these suppliers accounted for nil and 95% of the Company’s accounts payable, respectively.